1. ORGANIZATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Stock Based Compensation	$ 336,496	$ 283,534	$ 599,658	$ 564,445	$ 1,260,769	$ 2,186,309
Weighted average number of common shares outstanding - basic and diluted	17,789,236	9,032,157	17,771,918	8,939,624	12,317,074	7,764,237
Basic and diluted loss per common share	$ (0.08)	$ (0.14)	$ (0.14)	$ (0.35)	$ (0.46)	$ (0.94)
Vesting of Stock Options [Member]
Stock Based Compensation					$ 47,975	$ 109,773
Share-based Compensation [Member]
Basic and diluted loss per common share					$ (0.10)	$ (0.28)
Vesting of Restricted Stock Units [Member]
Stock Based Compensation					$ 1,212,794	$ 2,076,535